Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 24, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt facilities	$ 0		$ 177,690
Unamortized debt discount and issuance costs	(521)		(30,725)
Total debt, net	(521)		146,965
Convertible notes
Debt Instrument [Line Items]
Total debt facilities	0		150,000
Unamortized debt discount and issuance costs		$ 28,500
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt facilities	$ 0		$ 27,690